Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	13
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 17, 2013
Closing Date:		September 18, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:		$1,294,029,653.21

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%		September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%		June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%		February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%		March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%		March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%		March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%		January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$208,381,552.96	0.5082477	$176,653,026.20	0.4308610	$31,728,526.76
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$832,711,552.96	0.6483626	$800,983,026.20	0.6236583	$31,728,526.76

Weighted Avg. Coupon (WAC)	3.46%		3.45%
Weighted Avg. Remaining Maturity (WARM)	47.00		46.07
Pool Receivables Balance	$881,846,555.38		$848,839,523.47
Remaining Number of Receivables	57,930		56,959

Adjusted Pool Balance	$852,121,997.76		$820,393,471.00

III. COLLECTIONS

Principal:
Principal Collections	$31,701,788.18
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$499,144.82
Total Principal Collections	$32,200,933.00

Interest:
Interest Collections	$2,513,857.31
Late Fees & Other Charges	$53,511.81
Interest on Repurchase Principal	$-
Total Interest Collections	$2,567,369.12

Collection Account Interest	$609.25
Reserve Account Interest	$62.83
Servicer Advances	$-

Total Collections	$34,768,974.20

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	13
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$34,768,974.20
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$34,768,974.20
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$734,872.13		$734,872.13	$734,872.13
Collection Account Interest					$609.25
Late Fees & Other Charges					$53,511.81
Total due to Servicer					$788,993.19

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$98,981.24		$98,981.24
Class A-3 Notes		$352,658.33		$352,658.33
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$604,869.99		$604,869.99	$604,869.99

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$33,188,833.94

9. Regular Principal Distribution Amount:					$31,728,526.76

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$31,728,526.76
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$31,728,526.76		$31,728,526.76
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$31,728,526.76		$31,728,526.76

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,460,307.18

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$29,724,557.62
Beginning Period Amount	$29,724,557.62
Current Period Amortization	$1,278,505.15
Ending Period Required Amount	$28,446,052.47
Ending Period Amount	$28,446,052.47
Next Distribution Date Amount	$27,196,101.78

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	13
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		2.28%	2.37%	2.37%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.74%	56,244	98.41%	$835,317,261.92
30 - 60 Days	0.97%	550	1.22%	$10,395,248.74
61 - 90 Days	0.23%	131	0.30%	$2,517,601.84
91 + Days	0.06%	34	0.07%	$609,410.97
		56,959		$848,839,523.47
Total
Delinquent Receivables 61 + days past due	0.29%	165	0.37%	$3,127,012.81
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.27%	155	0.34%	$3,030,459.01
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.28%	163	0.34%	$3,141,665.64
Three-Month Average Delinquency Ratio	0.28%		0.35%

Repossession in Current Period		45		$944,560.70
Repossession Inventory		177		$680,327.63

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,305,243.73
Recoveries				$(499,144.82)
Net Charge-offs for Current Period				$806,098.91

Beginning Pool Balance for Current Period				$881,846,555.38

Net Loss Ratio				1.10%
Net Loss Ratio for 1st Preceding Collection Period				1.11%
Net Loss Ratio for 2nd Preceding Collection Period				0.90%
Three-Month Average Net Loss Ratio for Current Period				1.03%

Cumulative Net Losses for All Periods				$7,042,731.50
Cumulative Net Losses as a % of Initial Pool Balance				0.52%

Principal Balance of Extensions				$4,558,449.05
Number of Extensions				226

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